MINERAL INTERESTS (Details Narrative) - Key Mining Corp [Member] - USD ($)									12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Dec. 28, 2023	Aug. 23, 2023	Aug. 21, 2023	May 01, 2023	Feb. 09, 2023	Aug. 23, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021	May 03, 2023
Oil and Gas, Full Cost Method, Amortization Expense [Line Items]
Common stock shares issued for acquisition						17,500,000		6,000,000			1,050,000
Share price						$ 0.139		$ 0.25
Common stock value issued for acquisition						$ 2,432,500		$ 1,500,000
Royalty interest payable percentage													2.00%
Payments to acquire royalty interests						1,950,000
Royalty expense						$ 1,500
Payments to acquire mining assets			$ 200,000		$ 182,500		$ 100,000
Purchase price				$ 450,000
Operating lease payments								12,000
Cliams under purchase options								100,000
Options granted												5,600,000
Common stock issued for cash, shares					2,000,000
Value of shares issued					$ 300,000				$ 210,600
Employee Stock Option One [Member]
Oil and Gas, Full Cost Method, Amortization Expense [Line Items]
Share price					$ 0.139
Options granted					500,000
Options granted weighted average exercise price					$ 1.25
Term					5 years
Employee Stock Option Two [Member]
Oil and Gas, Full Cost Method, Amortization Expense [Line Items]
Share price					$ 0.139
Options granted					500,000
Options granted weighted average exercise price					$ 2.50
Term					5 years
Employee Stock Option Three [Member]
Oil and Gas, Full Cost Method, Amortization Expense [Line Items]
Share price					$ 0.139
Options granted					50,000
Options granted weighted average exercise price					$ 1.35
Term					3 years
UTAH
Oil and Gas, Full Cost Method, Amortization Expense [Line Items]
Loss on disposal	$ 61,643	$ 388,357
ARIZONA
Oil and Gas, Full Cost Method, Amortization Expense [Line Items]
Purchase price								650,000
Loss on disposal		325,000
MONTANA
Oil and Gas, Full Cost Method, Amortization Expense [Line Items]
Purchase price								$ 400,000
Loss on disposal		$ 400,000
Warrant [Member]
Oil and Gas, Full Cost Method, Amortization Expense [Line Items]
Share price									$ 0.111
Common Stock [Member]
Oil and Gas, Full Cost Method, Amortization Expense [Line Items]
Share price										$ 0.139
Common stock issued for cash, shares									1,404,001
Value of shares issued									$ 1,404
Gold Express SpA [Member]
Oil and Gas, Full Cost Method, Amortization Expense [Line Items]
Ownership percentage						100.00%
Gold Express SpA [Member] | Director [Member]
Oil and Gas, Full Cost Method, Amortization Expense [Line Items]
Ownership percentage						11.00%
Gold Express Mines Inc [Member] | Director [Member]
Oil and Gas, Full Cost Method, Amortization Expense [Line Items]
Ownership percentage								7.00%